Other financial assets - Disclosure of other financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [abstract]
Advances related to CRO contracts	€ 4,665	€ 4,929	€ 12,172	€ 12,187
Deposits	693	863	574
Other	0	126	124
Total other non-current financial assets	5,358	5,919	12,870
Advances related to CRO contracts	7,717	7,418	0
Deposits	0	136	136
Other investments	13,698	0	9,050
Total other current financial assets	21,415	7,554	9,186
Other financial assets	€ 26,772	€ 13,473	€ 22,055